Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	May 2019
Distribution Date	06/17/19
Transaction Month	50
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$9,533,293.64	0.4417652	$346,397.88	0.0160518	$9,186,895.76
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$45,503,293.64	0.0389226	$36,316,397.88	0.0310643	$9,186,895.76

Weighted Avg. Coupon (WAC)	3.20%		3.23%
Weighted Avg. Remaining Maturity (WARM)	16.01		15.37
Pool Receivables Balance	$87,814,201.62		$78,428,017.79
Remaining Number of Receivables	20,168		19,015

Adjusted Pool Balance	$86,271,539.11		$77,084,643.35

III. COLLECTIONS

Principal:
Principal Collections	$9,291,274.64
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$158,496.66
Total Principal Collections	$9,449,771.30

Interest:
Interest Collections	$235,638.54
Late Fees & Other Charges	$27,722.28
Interest on Repurchase Principal	$-
Total Interest Collections	$263,360.82

Collection Account Interest	$16,633.61
Reserve Account Interest	$5,783.11
Servicer Advances	$-

Total Collections	$9,735,548.84

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	May 2019
Distribution Date	06/17/19
Transaction Month	50
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$9,735,548.84
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,735,548.84

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$73,178.50	$-	$73,178.50	73,178.50
Collection Account Interest					$16,633.61
Late Fees & Other Charges					$27,722.28
Total due to Servicer					$117,534.39

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	0.00

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$15,968.27		$15,968.27	15,968.27

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$9,533,103.68

7. Regular Principal Distribution Amount:					9,186,895.76

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$9,186,895.76	$9,186,895.76
Class C Notes Total:	$-	$-
Total Noteholders Principal	$9,186,895.76	$9,186,895.76

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			346,207.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,542,662.51
Beginning Period Amount	$1,542,662.51
Current Period Amortization	$199,288.07
Ending Period Required Amount	$1,343,374.44
Ending Period Amount	$1,343,374.44
Next Distribution Date Required Amount	$1,162,818.21

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	May 2019
Distribution Date	06/17/19
Transaction Month	50
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	47.26%	52.89%	52.89%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.20%	18,673	96.88%	$75,981,388.88
30 - 60 Days	1.38%	263	2.36%	$1,853,641.25
61 - 90 Days	0.37%	70	0.69%	$537,392.12
91-120 Days	0.05%	9	0.07%	$55,595.54
121 + Days	0.00%	0	0.00%	$-
Total		19,015		$78,428,017.79

Delinquent Receivables 30+ Days Past Due
Current Period	1.80%	342	3.12%	$2,446,628.91
1st Preceding Collection Period	1.63%	329	2.89%	$2,539,424.45
2nd Preceding Collection Period	1.61%	341	2.80%	$2,733,603.16
3rd Preceding Collection Period	1.61%	358	2.78%	$3,021,094.83
Four-Month Average	1.66%		2.90%

Repossession in Current Period		9		$65,931.27
Repossession Inventory		46		$49,936.57

Current Charge-Offs
Gross Principal of Charge-Offs				$94,909.19
Recoveries				$(158,496.66)
Net Loss				$(63,587.47)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.87%

Average Pool Balance for Current Period				$83,121,109.71

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.92%
1st Preceding Collection Period				0.14%
2nd Preceding Collection Period				-0.50%
3rd Preceding Collection Period				-0.20%
Four-Month Average				-0.37%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	10	2,875	$41,230,591.18
Recoveries	15	2,679	$(23,862,305.02)
Net Loss			$17,368,286.16
Cumulative Net Loss as a % of Initial Pool Balance			1.41%

Net Loss for Receivables that have experienced a Net Loss *	3	2,185	$17,461,364.51
Average Net Loss for Receivables that have experienced a Net Loss			$7,991.47

Principal Balance of Extensions			$307,259.20
Number of Extensions			37

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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